Intangible Assets, Intangible Liabilities, and Goodwill - Intangible Assets Subject to Amortization (FY) (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 259,698	$ 259,698	$ 160,798
Intangible liabilities, gross	38,300	38,300	0
Net intangible assets carrying amount	221,398	221,398	160,798
Accumulated amortization	(120,395)	(115,167)	(76,491)
Net intangible assets subject to amortization	101,003	106,231	84,307
Cleco Katrina/Rita right to bill and collect storm recovery charges
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	70,594	70,594
Trade name
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	5,100	5,100
Power supply agreements
Finite-Lived Intangible Assets [Line Items]
Intangible liabilities, gross		14,200	0
LTSA
Finite-Lived Intangible Assets [Line Items]
Intangible liabilities, gross		24,100	$ 0
Cleco Power | Cleco Katrina/Rita right to bill and collect storm recovery charges
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	177,537	177,537
LTSA
Finite-Lived Intangible Assets [Line Items]
Intangible liabilities, gross	$ 24,100	$ 24,100